Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Disclosure of Net Change in Property, Machinery and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	$ 11,232	$ 11,588	$ 11,030
Capital expenditures	737	630	615
Stripping costs	22	38	41
Total capital expenditures	759	668	656
Disposals	(96)	(49)	(94)
Reclassifications	(402)	6	(83)
Business combinations		6	331
Depreciation and depletion for the period	(633)	(657)	(679)
Impairment losses	(64)	(23)	(51)
Foreign currency translation effects	(231)	(307)	478
Net book value at end of period	10,565	11,232	11,588
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	20,642	20,653	19,053
Net book value at end of period	19,708	20,642	20,653
Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(9,410)	(9,065)	(8,023)
Net book value at end of period	(9,143)	(9,410)	(9,065)
Land and mineral reserves [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	3,831	3,973
Capital expenditures	46	26
Stripping costs	22	38
Total capital expenditures	68	64
Disposals	(38)	(13)
Reclassifications	(163)	(18)
Business combinations		4
Depreciation and depletion for the period	(121)	(184)
Impairment losses	(18)	(6)
Foreign currency translation effects	79	11
Net book value at end of period	3,638	3,831	3,973
Land and mineral reserves [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	4,789	4,830
Net book value at end of period	4,606	4,789	4,830
Land and mineral reserves [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(958)	(857)
Net book value at end of period	(968)	(958)	(857)
Building [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	1,262	1,357
Capital expenditures	28	29
Total capital expenditures	28	29
Disposals	(8)	(6)
Reclassifications	(23)	(2)
Depreciation and depletion for the period	(61)	(102)
Impairment losses	(17)	(2)
Foreign currency translation effects	(133)	(12)
Net book value at end of period	1,048	1,262	1,357
Building [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	2,633	2,665
Net book value at end of period	2,374	2,633	2,665
Building [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(1,371)	(1,308)
Net book value at end of period	(1,326)	(1,371)	(1,308)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	5,104	5,268
Capital expenditures	663	575
Total capital expenditures	663	575
Disposals	(50)	(30)
Reclassifications	(203)	(4)
Business combinations		2
Depreciation and depletion for the period	(451)	(371)
Impairment losses	(29)	(15)
Foreign currency translation effects	(364)	(321)
Net book value at end of period	4,670	5,104	5,268
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	12,185	12,168
Net book value at end of period	11,519	12,185	12,168
Machinery and equipment [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(7,081)	(6,900)
Net book value at end of period	(6,849)	(7,081)	(6,900)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	1,035	990
Reclassifications	(13)	30	83
Foreign currency translation effects	187	15
Net book value at end of period	1,209	1,035	990
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	1,035	990
Net book value at end of period	$ 1,209	$ 1,035	$ 990